UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2015

Date of reporting period:  November 31, 2014

Item 1. Schedule of Investments.

Geneva Advisors All Cap Growth Fund
Schedule of Investments
November 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.68%
Aerospace & Defense - 1.90%
B/E Aerospace, Inc. (a)	43,168	$3,361,492
Automobiles - 2.61%
Tesla Motors, Inc. (a)	18,888	4,618,494
Biotechnology - 14.03%
Biogen Idec, Inc. (a)	10,152	3,123,669
Celgene Corp. (a)	94,682	10,764,396
Gilead Sciences, Inc. (a)	25,987	2,607,016
Regeneron Pharmaceuticals, Inc. (a)	20,054	8,344,670
		24,839,751
Capital Markets - 3.60%
Affiliated Managers Group, Inc. (a)	31,333	6,379,085
Chemicals - 2.02%
Ecolab, Inc.	20,469	2,230,097
Sherwin-Williams Co.	5,464	1,337,915
		3,568,012
Commercial Services & Supplies - 1.72%
Stericycle, Inc. (a)	23,622	3,045,348
Diversified Financial Services - 1.42%
McGraw Hill Financial, Inc.	26,839	2,508,373
Food & Staples Retailing - 1.32%
CVS Health Corp.	25,645	2,342,927
Health Care Equipment & Supplies - 2.15%
IDEXX Laboratories, Inc. (a)	25,532	3,813,204
Health Care Providers & Services - 4.50%
Acadia Healthcare Co., Inc. (a)	82,464	5,113,593
Centene Corp. (a)	28,795	2,844,082
		7,957,675
Hotels, Restaurants & Leisure - 6.05%
Chipotle Mexican Grill, Inc. (a)	10,932	7,254,694
Starbucks Corp.	42,456	3,447,852
		10,702,546
Internet & Catalog Retail - 3.04%
Amazon.com, Inc. (a)	10,369	3,511,358
TripAdvisor, Inc. (a)	25,302	1,863,492
		5,374,850
Internet Software & Services - 9.08%
Alibaba Group Holding Ltd. - ADR (a)	43,309	4,835,017
Baidu, Inc. - ADR (a)	17,278	4,235,011
Facebook, Inc. (a)	77,529	6,024,003
Google, Inc.- Class A (a)	1,802	989,442
		16,083,473
IT Services - 12.60%
Alliance Data Systems Corp. (a)	17,636	5,041,603
FleetCor Technologies, Inc. (a)	31,804	4,830,710
Gartner, Inc. (a)	54,753	4,680,287
MasterCard, Inc.	88,908	7,760,779
		22,313,379
Life Sciences Tools & Services - 1.72%
ICON PLC (a)(b)	54,857	3,046,758
Machinery - 2.84%
Middleby Corp. (a)	52,587	5,029,421
Media - 1.23%
Discovery Communications, Inc. - Class C (a)	64,116	2,180,585
Oil, Gas & Consumable Fuels - 1.85%
Continental Resources, Inc. (a)	79,967	3,277,048
Pharmaceuticals - 2.37%
Actavis PLC (a)(b)	5,017	1,357,650
Allergan, Inc.	13,275	2,839,390
		4,197,040
Professional Services - 2.45%
Robert Half International, Inc.	76,453	4,341,766
Road & Rail - 5.94%
Canadian Pacific Railway, Ltd. (b)	12,442	2,403,297
Kansas City Southern	24,500	2,914,030
Old Dominion Freight Lines, Inc. (a)	30,652	2,484,038
Union Pacific Corp.	23,278	2,718,172
		10,519,537
Software - 3.82%
salesforce.com, Inc. (a)	56,152	3,361,820
Tyler Technologies, Inc. (a)	31,304	3,398,988
		6,760,808
Specialty Retail - 4.52%
Advance Auto Parts, Inc.	15,831	2,328,424
Tractor Supply Co.	73,696	5,669,433
		7,997,857
Trading Companies & Distributors - 1.57%
United Rentals, Inc. (a)	24,583	2,785,500
Wireless Telecommunication Services - 4.33%
SBA Communications Corp. (a)	63,017	7,667,278
TOTAL COMMON STOCKS (Cost $116,123,527)		174,712,207

REAL ESTATE INVESTMENT TRUSTS - 0.79%
CBRE Group, Inc. (a)	41,555	1,402,066
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,304,723)		1,402,066

SHORT-TERM INVESTMENTS - 0.62%
Money Market Fund - 0.62%
Fidelity Institutional Money Market Portfolio	1,089,329	1,089,329
TOTAL SHORT-TERM INVESTMENTS (Cost $1,089,329)		1,089,329

Total Investments (Cost $118,517,579) - 100.09%		177,203,602
Liabilities in Excess of Other Assets - (0.09)%		(154,123)
TOTAL NET ASSETS - 100.00%		$177,049,479

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.

Abbreviations:
ADR	American Depository Receipt
Ltd.	Limited is a term indicating a company is incorporated and shareholders have limited liability.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by Geneva Advisors, LLC.

Geneva Advisors Equity Income Fund
Schedule of Investments
November 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 91.42%
Aerospace & Defense - 3.84%
Boeing Co.	67,805	$9,110,280
Air Freight & Logistics - 2.59%
United Parcel Service, Inc.	55,863	6,140,461
Airlines - 0.87%
Copa Holdings SA (b)	18,437	2,063,285
Banks - 4.53%
JPMorgan Chase & Co.	178,378	10,731,220
Capital Markets - 10.93%
Ameriprise Financial, Inc.	63,624	8,383,734
Artisan Partners Asset Management, Inc.	81,220	4,203,135
Blackstone Group LP	175,755	5,891,308
Och-Ziff Capital Management Group, LLC	345,513	4,094,329
T. Rowe Price Group, Inc.	40,120	3,348,816
		22,572,506
Chemicals - 3.51%
Monsanto Co.	44,256	5,306,737
Potash Corp. of Saskatchewan, Inc. - ADR	86,708	3,013,970
		8,320,707
Electric Utilities - 3.81%
ITC Holdings Corp.	179,178	6,806,972
NRG Yield, Inc.	46,925	2,223,776
		9,030,748
Energy Equipment & Services - 2.46%
Schlumberger Ltd. (b)	67,781	5,825,777
Food & Staples Retailing - 2.45%
Walgreen Co.	84,744	5,814,286
Health Care Providers & Services - 4.65%
Anthem, Inc.	61,074	7,811,975
Cardinal Health, Inc.	39,132	3,216,259
		11,028,234
Hotels, Restaurants & Leisure - 2.19%
Starbucks Corp.	30,286	2,459,526
Wynn Resorts, Ltd.	15,366	2,744,521
		5,204,047
Household Durables - 1.77%
Whirlpool Corp.	22,598	4,207,070
IT Services - 1.52%
Accenture PLC (b)	41,669	3,597,285
Leisure Products - 2.33%
Polaris Industries, Inc.	35,252	5,524,341
Media - 7.03%
Comcast Corp.	132,561	7,561,280
Time Warner, Inc.	107,103	9,116,607
		16,677,887
Oil, Gas & Consumable Fuels - 8.26%
Dominion Midstream Partners LP (a)	20,000	621,000
Enterprise Products Partners LP	100,605	3,756,591
EQT Midstream Partners LP	33,547	2,805,871
Magellan Midstream Partners LP	71,570	5,932,437
Shell Midstream Partners LP (a)	25,000	913,000
Sunoco LP	83,125	3,903,550
Targa Resources Partners LP	30,124	1,651,699
		19,584,148
Pharmaceuticals - 6.44%
AbbVie, Inc.	129,416	8,955,587
Johnson & Johnson	58,269	6,307,619
		15,263,206
Real Estate Management & Development - 2.29%
Brookfield Asset Management, Inc. (b)	108,547	5,440,376
Road & Rail - 4.78%
Union Pacific Corp.	96,979	11,324,238
Semiconductors & Semiconductor Equipment - 2.61%
Microchip Technology, Inc.	137,313	6,199,682
Software - 3.66%
Microsoft Corp.	181,522	8,678,567
Specialty Retail - 2.47%
Home Depot, Inc.	59,032	5,867,781
Technology Hardware, Storage & Peripherals - 1.96%
Apple, Inc.	39,020	4,640,648
Transportation Infrastructure - 4.47%
Macquarie Infrastructure Co. LLC	150,870	10,606,161
TOTAL COMMON STOCKS (Cost $178,779,609)		216,801,757

REAL ESTATE INVESTMENT TRUSTS - 3.74%
American Tower Corp.	84,535	8,877,021
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $6,528,221)		8,877,021

SHORT-TERM INVESTMENTS - 4.80%
Money Market Fund - 4.80%
Fidelity Institutional Money Market Portfolio	11,370,019	11,370,019
TOTAL SHORT-TERM INVESTMENTS (Cost $11,370,019)		11,370,019

Total Investments (Cost $196,677,849) - 99.96%		237,048,797
Other Assets in Excess of Liabilities - 0.04%		100,230
TOTAL NET ASSETS - 100.00%		$237,149,027

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.

Abbreviations:
ADR	American Depository Receipt
Ltd.	Limited is a term indicating a company is incorporated and shareholders have limited liability.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	Société Anonyme is a French term for a publicly traded company.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by Geneva Advisors, LLC.

Geneva Advisors International Growth Fund
Schedule of Investments
November 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 91.35%
Brazil - 3.03%
Embraer SA - ADR	22,680	$837,572
Canada - 10.45%
Canadian National Railway, Co.	17,613	1,251,404
Dollarama, Inc. (a)	15,410	722,053
Lululemon Athletica, Inc. (a)	13,151	633,747
Potash Corp. of Saskatchewan, Inc. - ADR	8,060	280,165
		2,887,369
China - 6.09%
Alibaba Group Holding Ltd. - ADR (a)	6,412	715,836
Baidu, Inc. - ADR (a)	3,049	747,340
HollySys Automation Technologies, Ltd. (a)	8,668	221,121
		1,684,297
Denmark - 2.62%
Novo Nordisk A/S - ADR	15,923	723,859
Hong Kong - 5.98%
Galaxy Entertainment Group, Ltd.	145,000	990,007
Michael Kors Holdings, Ltd. (a)	3,982	305,459
Nord Anglia Education, Inc. (a)	21,614	357,712
		1,653,178
India - 6.27%
HDFC Bank, Ltd. - ADR	19,710	1,050,346
Tata Motors, Ltd. - ADR	14,938	682,069
		1,732,415
Ireland - 6.22%
ICON PLC (a)	21,831	1,212,493
Trinity Biotech PLC - ADR	29,449	505,345
		1,717,838
Israel - 4.41%
Caesarstone Sdot-Yam, Ltd.	19,655	1,218,610
Italy - 2.56%
Luxottica Group SpA - ADR	13,344	707,499
Japan - 3.79%
Panasonic Corp.	23,000	296,909
SoftBank Corp.	11,200	751,258
		1,048,167
Mexico - 2.17%
Grupo Televisa SAB - ADR	16,038	599,019
Netherlands - 9.03%
AerCap Holdings NV (a)	13,373	592,558
ASML Holding NV - ADR	9,216	973,947
Core Laboratories NV	7,205	928,220
		2,494,725
Norway - 1.30%
Statoil ASA - ADR	18,770	358,695
Panama - 2.84%
Copa Holdings SA	7,022	785,832
Spain - 4.55%
Grifols SA - ADR	33,728	1,256,031
Switzerland - 3.67%
ACE, Ltd.	8,869	1,014,081
United Kingdom - 4.26%
ARM Holdings PLC - ADR	27,458	1,176,301
United States - 12.11%
Euronet Worldwide, Inc. (a)	16,041	931,501
Mead Johnson Nutrition, Co.	10,472	1,087,413
Schlumberger Ltd.	8,081	694,562
Southern Copper Corp.	21,133	632,933
		3,346,409
TOTAL COMMON STOCKS (Cost $23,386,607)		25,241,897

PREFERRED STOCKS - 1.26%
Brazil - 1.26%
Itau Unibanco Holdings SA	23,043	347,027
TOTAL PREFERRED STOCKS (Cost $299,860)		347,027

SHORT-TERM INVESTMENTS - 6.95%
Money Market Fund - 6.95%
Fidelity Institutional Money Market Portfolio	1,920,990	1,920,990
TOTAL SHORT-TERM INVESTMENTS (Cost $1,920,990)		1,920,990

Total Investments (Cost $25,607,457) - 99.56%		27,509,914
Other Assets in Excess of Liabilities - 0.44%		121,977
TOTAL NET ASSETS - 100.00%		$27,631,891

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

Abbreviations:
ADR	American Depositary Receipt
A/S	Aktieselskap is the Danish term for a stock company, which signifies that shareholders have limited liability.
ASA	Allmennaksjeselskap is a Norwegian term which signifies that the company is listed in the stock-exchange.
Ltd.	Limited is a term indicating a company is incorporated and shareholders have limited liability.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	Société Anonyme is a French term for a publicly traded company.
SpA	Società per Azioni is the Italian term for a limited share company.

Geneva Advisors Small Cap Opportunities Fund
Schedule of Investments
November 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 92.65%
Aerospace & Defense - 1.41%
HEICO Corp.	684	$36,259
Airlines - 1.83%
Spirit Airlines, Inc. (a)	566	46,803
Auto Components - 1.36%
Dorman Products, Inc. (a)	739	34,977
Biotechnology - 3.00%
BioSpecifics Technologies Corp. (a)	1,454	55,135
Celldex Therapeutics, Inc. (a)	1,078	21,862
		76,997
Building Products - 1.99%
Trex Co. Inc. (a)	1,210	50,989
Capital Markets - 4.34%
Artisan Partners Asset Management, Inc.	926	47,920
Financial Engines, Inc.	1,935	63,236
		111,156
Commercial Services & Supplies - 1.12%
Ceco Environmental Corp.	2,023	28,646
Communications Equipment - 1.95%
Aruba Networks, Inc. (a)	2,670	49,956
Construction Materials - 2.46%
Caesarstone Sdot-Yam, Ltd. (b)	1,016	62,992
Consumer Finance - 1.42%
First Cash Financial Services, Inc. (a)	629	36,344
Diversified Consumer Services - 8.07%
Bright Horizons Family Solutions, Inc. (a)	1,357	60,658
Carriage Services, Inc.	2,728	52,405
Grand Canyon Education, Inc. (a)	997	45,533
Lifelock, Inc. (a)	2,918	48,176
		206,772
Diversified Financial Services - 3.70%
MarketAxess Holdings, Inc.	1,445	94,749
Electrical Equipment - 3.07%
Franklin Electric Co., Inc.	1,561	58,631
Power Solutions International, Inc. (a)	305	20,023
		78,654
Food & Staples Retailing - 2.10%
United Natural Foods, Inc. (a)	716	53,836
Food Products - 3.00%
Inventure Foods, Inc. (a)	5,575	76,991
Health Care Equipment & Supplies - 14.42%
Align Technology, Inc. (a)	1,409	80,172
Cyberonics, Inc. (a)	872	46,434
GenMark Diagnostics, Inc. (a)	1,706	19,380
Insulet Corp. (a)	803	37,412
LDR Holding Corp. (a)	2,144	69,959
Neogen Corp. (a)	1,145	50,735
Trinity Biotech PLC - ADR	3,807	65,328
		369,420
Health Care Providers & Services - 9.43%
Acadia Healthcare Co., Inc. (a)	1,032	63,994
Centene Corp. (a)	908	89,683
ExamWorks Group, Inc. (a)	908	35,730
MWI Veterinary Supply, Inc. (a)	319	52,131
		241,538
Health Care Technology - 1.33%
Omnicell, Inc. (a)	1,060	34,132
Internet Software & Services - 3.84%
Envestnet, Inc. (a)	990	50,638
SPS Commerce, Inc. (a)	820	47,790
		98,428
IT Services - 2.44%
Euronet Worldwide, Inc. (a)	1,076	62,483
Life Sciences Tools & Services - 2.26%
ICON PLC (a)(b)	1,045	58,039
Machinery - 1.69%
Middleby Corp. (a)	452	43,229
Oil, Gas & Consumable Fuels - 1.06%
Oasis Petroleum, Inc. (a)	1,483	27,258
Pharmaceuticals - 1.98%
Akorn, Inc. (a)	709	28,410
Aratana Therapeutics, Inc. (a)	1,689	22,379
		50,789
Professional Services - 4.33%
Corporate Executive Board Co.	1,023	74,894

On Assignment, Inc. (a)	1,173	36,046
		110,940
Software - 6.10%
Manhattan Associates, Inc. (a)	2,088	82,602
Tyler Technologies, Inc. (a)	678	73,617
		156,219
Specialty Retail - 1.69%
Boot Barn Holdings, Inc. (a)	2,000	43,200
Textiles, Apparel & Luxury Goods - 1.26%
Movado Group, Inc.	1,125	32,321
TOTAL COMMON STOCKS (Cost $2,212,451)		2,374,117

SHORT-TERM INVESTMENTS - 1.92%
Money Market Fund - 1.92%
Fidelity Institutional Money Market Portfolio	49,226	49,226
TOTAL SHORT-TERM INVESTMENTS (Cost $49,226)		49,226

Total Investments (Cost $2,261,677) - 94.57%		2,423,343
Other Assets in Excess of Liabilities - 5.43%		139,077
TOTAL NET ASSETS - 100.00%		$2,562,420

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.

Abbreviations:
ADR	American Depositary Receipt
Ltd.	Limited is a term indicating a company is incorporated and shareholders have limited liability.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by Geneva Advisors, LLC.

Geneva Advisors Emerging Markets Fund
Schedule of Investments
November 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 89.30%
Argentina - 1.90%
Tenaris SA - ADR	234	$7,706
Brazil - 10.13%
AMBEV SA - ADR	1,242	8,135
BRF SA - ADR	429	11,158
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	502	3,715
Embraer SA - ADR	218	8,051
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	653	10,110
		41,169
Cambodia - 1.97%
NagaCorp Ltd. (b)	10,000	7,995
Chile - 2.39%
Sociedad Quimica y Minera de Chile SA - ADR	385	9,702
China - 13.76%
Alibaba Group Holding Ltd. - ADR (a)	41	4,577
Anton Oilfield Services Group	13,000	3,403
Baidu, Inc. - ADR (a)	37	9,069
Galaxy Entertainment Group, Ltd. (b)	2,000	13,654
Haier Electronics Group Co. Ltd. (b)	3,000	8,375
Hengan International Group Co. Ltd. (b)	1,000	10,838
SINA Corp. (a)	90	3,416
SPT Energy Group Inc. (b)	10,000	2,579
		55,911
Colombia - 0.50%
Pacific Rubiales Energy Corp. (b)	210	2,039
India - 18.08%
HDFC Bank Ltd. - ADR	456	24,299
ICICI Bank, Ltd. - ADR	292	17,196
Larsen & Toubro Ltd. - ADR	310	8,200
Sesa Sterlite Ltd. - ADR	585	8,623
Tata Motors, Ltd. - ADR	332	15,159
		73,477
Malaysia - 3.73%
IHH Healthcare Bhd	7,000	10,182
SapuraKencana Petroleum Bhd (b)	6,000	4,967
		15,149
Mexico - 6.32%
Alsea SAB de CV (a)	2,983	9,219
Fomento Economico Mexicano SAB de CV - ADR	115	11,160
Grupo Financiero Banorte SAB de CV	939	5,318
		25,697
Myanmar - 1.88%
Yoma Strategic Holdings Ltd. (a)	14,000	7,622
Panama - 1.05%
Copa Holdings SA	38	4,253
Peru - 5.82%
Credicorp Ltd.	77	12,756
Southern Copper Corp.	364	10,902
		23,658
Philippines - 8.64%
Alliance Global Group, Inc.	40,000	22,091
Universal Robina Corp.	3,000	13,034
		35,125
Poland - 1.34%
Eurocash SA	490	5,417
South Africa - 5.00%
Life Healthcare Group Holdings Ltd.	2,300	8,681
Naspers Ltd.	90	11,653
		20,334
Taiwan - 2.14%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	370	8,684
Thailand - 3.66%
Bangkok Dusit Medical Services PCL	13,000	7,364
Kasikornbank PCL	1,000	7,522
		14,886
Turkey - 1.01%
Genel Energy PLC (a)	400	4,108
TOTAL COMMON STOCKS (Cost $365,658)		362,932

PREFERRED STOCKS - 3.27%
Brazil - 2.38%
Itau Unibanco Holdings SA	641	9,653
Colombia - 0.89%
Bancolombia SA	70	3,619
TOTAL PREFERRED STOCKS (Cost $13,256)		13,272

SHORT-TERM INVESTMENTS - 102.11%
Money Market Fund - 102.11%
Fidelity Institutional Money Market Portfolio	415,000	415,000
TOTAL SHORT-TERM INVESTMENTS (Cost $415,000)		415,000

Total Investments (Cost $793,914) - 194.68%		791,204
Liabilities in Excess of Other Assets - (94.68)%		(384,799)
TOTAL NET ASSETS - 100.00%		$406,405

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

Abbreviations:
ADR	American Depositary Receipt
Ltd.	Limited is a term indicating a company is incorporated and shareholders have limited liability.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	Société Anonyme is a French term for a publicly traded company.

Footnotes to the Schedules of Investments
November 30, 2014 (Unaudited)

1.	Federal Tax Information

The cost basis of investments for federal income tax purposes at November 30, 2014 for Geneva Advisors Funds ( the "Funds"), were as follows*:

	Geneva Advisors All Cap Growth Fund	Geneva Advisors Emerging Markets Fund	Geneva Advisors Equity Income Fund	Geneva Advisors International Growth Fund	Geneva Advisors Small Cap Opportunities Fund
Cost of Investments	$118,517,579	$793,914	$196,677,849	$25,607,457	$2,261,677
Gross unrealized appreciation	$59,398,375	$319	$42,765,633	$3,273,456	$278,461
Gross unrealized depreciation	(712,352)	(3,029)	(2,394,685)	(1,370,999)	(116,795)
Net unrealized appreciation (depreciation)	$58,686,023	$(2,710)	$40,370,948	$1,902,457	$161,666

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information for the Geneva Advisors All Cap Growth, Equity Income Fund, International Growth Fund, and the Small Cap Opportunities Fund, please refer to the Notes to Financial Statements section in the Funds' most recent semi-annual or annual report.  The Geneva Advisors Emerging Markets Fund will report federal income tax information in the first annual report dated August 31, 2015.

2. Valuation of Securities

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.
When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the security is traded. Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price
(“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.
Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (a “Pricing Service”).
If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or premium is accreted or amortized on a straight-line basis until maturity. When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.
The intended effect of using fair value pricing procedures is to ensure that the Fund are accurately priced.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted. In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unusual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions using the best tax relief order.
Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Summary of Fair Value Exposure at November 30, 2014

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2014, in valuing the Funds' investments carried at fair value:

Geneva Advisors All Cap Growth Fund
Equity	Level 1	Level 2	Level 3	Total
Common Stock*	$174,712,207	$-	$-	$174,712,207
Real Estate Investment Trusts*	1,402,066	-	-	1,402,066
Total Equity	176,114,273	-	-	176,114,273

Short-Term Investments	1,089,329	-	-	1,089,329
				-
Total Investment in Securities	$177,203,602	$-	$-	$177,203,602

Geneva Advisors Emerging Markets Fund
Equity	Level 1	Level 2	Level 3	Total
Common Stock*	$230,993	$131,939	$-	$362,932
Preferred Stock*	13,272	-	-	13,272
Total Equity	244,265	131,939	-	376,204

Short-Term Investments	415,000	-	-	415,000

Total Investment in Securities	$659,265	$131,939	$-	$791,204

Geneva Advisors Equity Income Fund
Equity	Level 1	Level 2	Level 3	Total
Common Stock*	$216,801,757	$-	$-	$216,801,757
Real Estate Investment Trusts*	8,877,021	-	-	8,877,021
Total Equity	225,678,778	-	-	225,678,778

Short-Term Investments	11,370,019	-	-	11,370,019

Total Investment in Securities	$237,048,797	$-	$-	$237,048,797

Geneva Advisors International Growth Fund
Equity	Level 1	Level 2	Level 3	Total
Common Stock*	$25,241,897	$-	$-	$25,241,897
Preferred Stock*	347,027	$-	$-	$347,027
Total Equity	25,588,924	-	-	25,588,924

Short-Term Investments	1,920,990	-	-	1,920,990

Total Investment in Securities	$27,509,914	$-	$-	$27,509,914

Geneva Advisors Small Cap Opportunities Fund
Equity	Level 1	Level 2	Level 3	Total
Common Stock*	$2,374,117	$-	$-	$2,374,117
Total Equity	2,374,117	-	-	2,374,117

Short-Term Investments	49,226	-	-	49,226

Total Investment in Securities	$2,423,343	$-	$-	$2,423,343

* For further information regarding security characteristics, please see the Schedules of Investments.

The Funds held no Level 3 securities during the period ended November 30, 2014. The Funds measure Level 3 activity as of the beginning and end of the period. For the period ended November 30, 2014, the Funds did not have any significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Transfers between Levels are recognized as of the beginning and end of the fiscal year. There were no transfers between Levels during the period ended November 30, 2014.

Disclosures about Derivative Instruments and Hedging Activities

The Funds did not invest in derivative securities or engage in hedging activities during the period ended November 30, 2014.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Trust for Professional Managers

By (Signature and Title) /s/ John Buckel
  John Buckel,  President

Date     January 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
  John Buckel,  President

Date     January 19, 2015

By (Signature and Title)* /s/ Jennifer Lima
                                                   Jennifer Lima, Treasurer

Date     January 19, 2015

* Print the name and title of each signing officer under his or her signature.